LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND
                        LOOMIS SAYLES INSTITUTIONAL FUNDS
                        LOOMIS SAYLES RETAIL EQUITY FUNDS
                        LOOMIS SAYLES RETAIL INCOME FUNDS
                                  (THE "FUNDS")

Supplement dated September 30, 2004 to the Loomis Sayles Institutional Funds, Loomis Sayles Retail Equity Funds, and Loomis Sayles Retail Income Funds
Prospectuses, each dated February 1, 2004, and Loomis Sayles High Income Opportunities Fund Prospectus dated March 1, 2004, each as may be supplemented from time to time

Effective November 1, 2004, the name of the Distributor for the Funds will change from CDC IXIS Asset Management Distributors, L.P. to IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.





                                                                   M-LSSP13-0904

                          LOOMIS SAYLES WORLDWIDE FUND
                                  (THE "FUND")

                     SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
    LOOMIS SAYLES FUNDS I AND LOOMIS SAYLES FUNDS II EQUITY FUNDS PROSPECTUS
        DATED FEBRUARY 1, 2004, AS MAY BE SUPPLEMENTED FROM TIME TO TIME


Effective October 1, 2004, Mark B. Baribeau and Warren Koontz will serve as portfolio managers of both the domestic and international equity securities sectors of the Fund, replacing Robert Ix on the domestic equity securities sector, and John Tribolet and Eswar Menon on the international equity securities sector. Daniel J. Fuss remains as portfolio manager of the domestic fixed income securities sector of the Fund and David Rolley remains as portfolio manager of the international fixed income securities sector.

In conjunction with the above changes, the following information replaces the paragraph on page 38 under the section titled "Portfolio Managers":

LOOMIS SAYLES WORLDWIDE FUND Daniel J. Fuss, Executive Vice President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as the portfolio manager of the domestic fixed income securities sector of the Fund since its inception in 1996. Mr. Fuss joined Loomis Sayles in 1976. David Rolley, Vice President of Loomis Sayles, has served as portfolio manager of the international fixed income securities sector of the Fund since 2000. Mr. Rolley joined Loomis Sayles in 1994. Mark B. Baribeau, Vice President of Loomis Sayles, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2004. Mr. Baribeau joined Loomis Sayles in 1989. Warren Koontz, Vice President of Loomis Sayles, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2004. Mr. Koontz joined Loomis Sayles in 1995.




                                                                   M-LSSP15-0904

                              LOOMIS SAYLES FUNDS I
                             LOOMIS SAYLES FUNDS II
                                 (THE "TRUSTS")

                     SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
    LOOMIS SAYLES FUNDS I AND LOOMIS SAYLES FUNDS II EQUITY FUNDS PROSPECTUS
        DATED FEBRUARY 1, 2004, AS MAY BE SUPPLEMENTED FROM TIME TO TIME

ALL FUNDS

Effective November 1, 2004, the name of the Distributor for the Trusts will change from CDC IXIS Asset Management Distributors, L.P. to IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.

                                       ***
LOOMIS SAYLES WORLDWIDE FUND ONLY

In addition to the above change, effective October 1, 2004, Mark B. Baribeau and Warren Koontz will serve as portfolio managers of both the domestic and international equity securities sectors of the Loomis Sayles Worldwide Fund (the "Fund"), replacing Robert Ix on the domestic equity securities sector, and John Tribolet and Eswar Menon on the international equity securities sector. Daniel
J. Fuss remains as portfolio manager of the domestic fixed income securities sector of the Fund and David Rolley remains as portfolio manager of the international fixed income securities sector.

In conjunction with the above changes, the following information replaces the paragraph on page 38 under the section titled "Portfolio Managers":

LOOMIS SAYLES WORLDWIDE FUND Daniel J. Fuss, Executive Vice President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as the portfolio manager of the domestic fixed income securities sector of the Fund since its inception in 1996. Mr. Fuss joined Loomis Sayles in 1976. David Rolley, Vice President of Loomis Sayles, has served as portfolio manager of the international fixed income securities sector of the Fund since 2000. Mr. Rolley joined Loomis Sayles in 1994. Mark B. Baribeau, Vice President of Loomis Sayles, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2004. Mr. Baribeau joined Loomis Sayles in 1989. Warren Koontz, Vice President of Loomis Sayles, has served as portfolio manager of the domestic equity securities sector and international equity securities sector of the Fund since 2004. Mr. Koontz joined Loomis Sayles in 1995.



                                                                   M-LSSP16-0904

                        LOOMIS SAYLES INSTITUTIONAL FUNDS

 Supplement dated September 30, 2004 to the Loomis Sayles Funds I Institutional
  Prospectus, dated February 1, 2004, as may be supplemented from time to time

ALL FUNDS: Effective November 1, 2004, the name of the Distributor for the Loomis Sayles Institutional Funds will change from CDC

IXIS Asset Management Distributors, L.P. to IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.
                                       ***

In addition to the above change, at meetings held on August 20, 2004 and September 21, 2004, the Board of Trustees (the "Trustees") of Loomis Sayles Funds I approved a change in the name of the Loomis Sayles U.S. Government Securities Fund (the "Fund") to the "Loomis Sayles Inflation Protected
Securities Fund." In addition, the Trustees approved changes to the investment strategy of the Fund.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND ONLY
PROSPECTUS CHANGES

EFFECTIVE DECEMBER 15, 2004, ALL REFERENCES TO THE LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND ARE REPLACED WITH "LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND."

EFFECTIVE DECEMBER 15, 2004, WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" THE TEXT IS REVISED WITH RESPECT TO LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND TO READ AS FOLLOWS:

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in inflation-protected securities. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The emphasis will be on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or TIPS). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. Government. Under normal circumstances, 80% of the Fund's net assets will be invested in such securities.


The Fund may invest in other securities, including but not limited to, inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments, and by foreign issuers. The Fund may also invest in nominal treasury securities, corporate bonds, asset-backed securities, and mortgage-related securities, and up to 10% of its assets in lower rated fixed-income securities ("junk bonds"). The Fund may invest in fixed-income securities of any maturity.

EFFECTIVE DECEMBER 15, 2004, WITHIN THE SECTION ENTITLED "PERFORMANCE TABLE" THE TEXT AND ANNUAL AVERAGE TOTAL RETURNS TABLE ARE REVISED WITH RESPECT TO LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND TO READ AS FOLLOWS:

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers U.S. Treasury Inflation Protected Notes Index, which measures the performance of the inflation-protected public obligations of the U.S. Treasury. It also compares the performance of the Fund to the Lehman Brothers U.S. Government Index, an index that tracks the performance of a broad range of fixed-income securities issued by the U.S. Government and its agencies or instrumentalities. The indexes are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indexes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003 1, 2

-------------------------------------------------------------------------- ---------- ---------- ------------ ------------
                                                                                                                 SINCE
                                                                                                               INCEPTION
                                                                            1 YEAR     5 YEARS    10 YEARS     (5/21/91)
-------------------------------------------------------------------------- ---------- ---------- ------------ ------------
-------------------------------------------------------------------------- ---------- ---------- ------------ ------------
LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND                              2.99%      6.72%        7.14%        8.78%
(RETURN BEFORE TAXES)
RETURN AFTER TAXES3
     Return After Taxes on Distributions                                       0.87%      4.23%        4.58%        5.80%
     Return After Taxes on Distributions and Sale of Fund Shares               2.46%      4.25%        4.52%        5.72%
LEHMAN BROTHERS U.S. TREASURY INFLATION PROTECTED NOTES INDEX4                 8.40%      9.58%            -            -
LEHMAN BROTHERS U.S. GOVERNMENT INDEX5                                         2.36%      6.26%        6.72%        7.65%

(Index returns reflect no deduction for fees, expenses or taxes)

1 The Fund's performance through December 31, 2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2 The annual total returns shown reflect the results of the Institutional Class of the Loomis Sayles U.S. Government Securities Fund, a series of Loomis Sayles Funds II, the Fund's predecessor (the "Predecessor U.S. Government Securities Fund"), through September 12, 2003. The assets and liabilities of the Predecessor U.S. Government Securities Fund were reorganized into the Fund on September 12, 2003.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
4 The Lehman Brothers U.S. Treasury Inflation Protected Notes Index is replacing the Lehman Brothers U.S. Government Index as the primary benchmark for the Fund because the Fund's adviser believes it is more representative of the securities in which the Fund can invest. This Index began on March 1, 1997, so data are not available for the ten-year period or the period since the Fund's inception.
5 Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2003.


                                                                   M-LSSP14-0904